UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001
                                                ----------------------------

Check here if Amendment [  ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cooper Hill Partners, L.L.C.
           --------------------------------------------------
Address:   230 Park Avenue, 20th Floor
           --------------------------------------------------
           New York, New York 10169
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-05381
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Casdin
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     212-270-2423
           --------------------------------------------------

Signature, Place, and Date of Signing:

                     			   New York, New York          11/14/01
       ------------------------   ------------------------------  ----------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        19
                                               -------------

Form 13F Information Table Value Total:       $201,709
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE
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 FORM 13F INFORMATION TABLE

      NAME OF         TITLE OF  CUSIP       VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER    VOTING AUTHORITY
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------
ABGENIX INC           COMMON    00339B107    17100   753300   SH         SOLE          753300    0        0
-----------------------------------------------------------------------------------------------------------
AMYLIN                COMMON    032346108    12234  2212300   SH         SOLE         2212300    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
APPLERA CORP          COMMON    038020103     2871   117700   SH         SOLE          117700    0        0
-----------------------------------------------------------------------------------------------------------
ARENA PHARMACEUTICALS COMMON    040047102     1285   116800   SH         SOLE          116800    0        0
 INC
-----------------------------------------------------------------------------------------------------------
ARRAY BIOPHARMA INC   COMMON    04269X105     1034   114600   SH         SOLE          114600    0        0
-----------------------------------------------------------------------------------------------------------
CURAGEN CORP          COMMON    23126R101    23964  1241666   SH         SOLE         1241666    0        0
-----------------------------------------------------------------------------------------------------------
DUSA                  COMMON    266898105    22236  2167300   SH         SOLE         2167300    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
GENTA INC             COMMON    37245M207     1314   127000   SH         SOLE          127000    0        0
-----------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC   COMMON    375558103    26384   469720   SH         SOLE          469720    0        0
-----------------------------------------------------------------------------------------------------------
IDX SYS CORP          COMMON    449491109    18271  1782500   SH         SOLE         1782500    0        0
-----------------------------------------------------------------------------------------------------------
INCYTE                COMMON    45337C102    11928   873200   SH         SOLE          873200    0        0
 GENOMICS INC
-----------------------------------------------------------------------------------------------------------
INSMED INC            COMMON    457669208     1918   715563   SH         SOLE          715563    0        0
-----------------------------------------------------------------------------------------------------------
ISIS PHARMACEUTICALS  COMMON    464330109     2387   140000   SH         SOLE          140000    0        0
 INC
-----------------------------------------------------------------------------------------------------------
NOVOSTE CORP          COMMON    67010C100     1768   298100   SH         SOLE          298100    0        0
-----------------------------------------------------------------------------------------------------------
PHARMACYCLICS INC     COMMON    716933106    11855   666000   SH         SOLE          666000    0        0
-----------------------------------------------------------------------------------------------------------
QLT INC               COMMON    746927102     6320   409600   SH         SOLE          409600    0        0
-----------------------------------------------------------------------------------------------------------
SEQUENOM INC          COMMON    817337108     1638   234000   SH         SOLE          234000    0        0
-----------------------------------------------------------------------------------------------------------
TANOX INC             COMMON    87588Q109    16661  1128000   SH         SOLE         1128000    0        0
-----------------------------------------------------------------------------------------------------------
VARIAN MED            COMMON    92220P105    20541   320200   SH         SOLE          320200    0        0
 SYS INC
-----------------------------------------------------------------------------------------------------------

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